Intangible assets	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
The carrying amount of Intangible Assets for the periods ended March 31, 2024 and December 31, 2023 is as follows:

	March 31, 2024	December 31, 2023
	(in thousands)
Cost
Customer relationships	$4,089,517	$4,090,393
Order backlog	540,921	541,302
Trade names & brands	204,629	204,653
Patient database	170,345	170,366
Technology assets	151,000	141,257
Total cost	5,156,412	5,147,971
Accumulated amortization	(1,407,473)	(1,292,106)
Net book value	$3,748,939	$3,855,865
In the three months ended March 31, 2024, the amortization expense recognized by the Company was $116.5 million (year ended December 31, 2023: $459.9 million).
On January 9, 2024, the Company acquired HumanFirst. The acquisition resulted in the recognition of a developed technology intangible asset of $9.9 million. Refer to note 5. Goodwill for further details.
The identifiable intangible assets are amortized over their estimated useful lives.